NON-CONTROLLING INTERESTS (Tables)	6 Months Ended
Jun. 30, 2021
Disclosure Of Detailed Information About Non-controlling Interests [Abstract]
Summary of non-controlling interests
Brookfield Renewable`s non-controlling interests are comprised of the following:

(MILLIONS)	June 30, 2021	December 31, 2020
Participating non-controlling interests – in operating subsidiaries	$11,644	$11,100
General partnership interest in a holding subsidiary held by Brookfield	50	56
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield	2,439	2,721
BEPC exchangeable shares	2,159	2,408
Preferred equity	624	609
Perpetual subordinated notes	340	—
	$17,256	$16,894
The net change in participating non-controlling interests – in operating subsidiaries is as follows:

(MILLIONS)	Brookfield Americas Infrastructure Fund	Brookfield Infrastructure Fund II	Brookfield Infrastructure Fund III	Brookfield Infrastructure Fund IV	Canadian Hydroelectric Portfolio	The Catalyst Group	Isagen institutional investors	Isagen public non-controlling interests	Other	Total
As at December 31, 2020	$1,002	$1,994	$3,623	$410	$627	$97	$2,651	$14	$682	$11,100
Net income (loss)	2	62	(19)	23	8	11	83	—	36	206
Other comprehensive income (loss)	(79)	29	(90)	—	16	—	(230)	(1)	10	(345)
Capital contributions	—	4	—	862	—	—	—	—	179	1,045
Disposal	—	(214)	—	—	—	—	—	—	—	(214)
Distributions	(4)	(5)	(118)	(101)	(19)	(4)	(121)	(1)	(7)	(380)
Other	—	11	(7)	—	206	—	1	—	21	232
As at June 30, 2021	$921	$1,881	$3,389	$1,194	$838	$104	$2,384	$12	$921	$11,644
Interests held by third parties	75% - 80%	43% - 60%	23% - 71%	75%	50%	25%	53%	0.3%	20% - 50%

Summary of distributions
The composition of the distributions for the three and six months ended June 30 is presented in the following table:

	Three months ended June 30		Six months ended June 30
(MILLIONS)	2021	2020	2021	2020
General partnership interest in a holding subsidiary held by Brookfield	$1	$2	$2	$3
Incentive distribution	20	15	40	31
	21	17	42	34
Participating non-controlling interests – in a holding subsidiary – Redeemable/Exchangeable units held by Brookfield	58	70	117	142
BEPC exchangeable shares held by
Brookfield	14	—	26	—
External shareholders	38	—	78	—
Total BEPC exchangeable shares	52	—	104	—
	$131	$87	$263	$176
The composition of the limited partners' equity distributions for the three and six months ended June 30 is presented in the following table:

	Three months ended June 30		Six months ended June 30
(MILLIONS)	2021	2020	2021	2020
Brookfield	$21	$29	$42	$60
External LP Unitholders	62	68	125	136
	$83	$97	$167	$196

Disclosure of preference shares
Brookfield Renewable's preferred equity consists of Class A Preference Shares of Brookfield Renewable Power Preferred Equity Inc. ("BRP Equity") as follows:

(MILLIONS EXCEPT AS NOTED)	Shares outstanding	Cumulative distribution rate (%)	Earliest permitted redemption date	Distributions declared for the six months ended June 30		Carrying value as at

				2021	2020	June 30, 2021	December 31, 2020
Series 1 (C$136)	6.85	3.1	April 2025	$2	$2	$138	$134
Series 2 (C$113)(1)	3.11	2.7	April 2025	2	2	62	62
Series 3 (C$249)	9.96	4.4	July 2024	4	4	200	195
Series 5 (C$103)	4.11	5.0	April 2018	2	2	83	81
Series 6 (C$175)	7.00	5.0	July 2018	3	3	141	137
	31.03			$13	$13	$624	$609
(1)Dividend rate represents annualized distribution based on the most recent quarterly floating rate.